As filed with the Securities and Exchange Commission December 29, 2025

Securities Act File No. 333-286029

Investment Company Act File No. 811-24067

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

[X]THE SECURITIES ACT OF 1933
[ ]Pre-Effective Amendment No. __
[X]Post-Effective Amendment No. 2

AND/OR

[X]THE INVESTMENT COMPANY ACT OF 1940
[X] Amendment No. 2

RAYLIANT FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

5140 Birch Street, Suite 300

Newport Beach, CA 92660

(Address of Principal Executive Offices)

(626) 407-4581

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copy to:

David B. Scott

Trustee

Rayliant Funds Trust

5140 Birch Street, Suite 300
Newport Beach, CA 92660

Andrew Davalla

Thompson Hine LLP

3900 Key Center, 127 Public Square

Cleveland, OH 44114

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On January 22, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to further delay the effectiveness of the Trust’s Post-Effective Amendment No. 1 to its Registration Statement that was filed with effect on October 22, 2025. Post-Effective Amendment No. 1 to the Trust’s Registration Statement relates to Rayliant Wilshire NxtGen International Equity ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act, filed on October 22, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Newport Beach and State of California, on the 29th day of December 2025.

Rayliant Funds Trust

By:	/s/ David B. Scott
David B. Scott

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date
/s/ David B. Scott	President, Trustee, Principal Executive Officer, and Principal Financial Officer	December 29, 2025
David B. Scott

John Hyland*	Trustee

Laura V. Morrison*	Trustee

By:	/s/Andrew Davalla
Andrew Davalla
Date: December 29, 2025
* Pursuant to Powers of Attorney – Previously filed on July 14, 2025 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 1, which is hereby incorporated by reference.